SHARE WARRANT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Fair Value Assumptions
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2022	December 31, 2021

Exercise price ($)	5.66	5.66
Share price ($)	2.86	9.94
Volatility	40%	40%
Risk-free interest rate	3.26%	1.27%
Expected warrant life (years)	5.75	6.50
The fair value of the public warrants were determined using their market trading price as follows:

	September 30, 2022	December 31, 2021
Warrant price ($)	0.79	2.73

Explaination of Significant Changes in Contract Assets and Share Warrant Obligation	The Group has recognized the following contract asset and share warrant obligation:

	September 30, 2022	December 31, 2021
	$	$
Contract asset
Beginning Balance	14,113,415	14,327,709
Amortization	—	(284,625)
Foreign currency translation adjustment	(1,059,510)	70,331
Ending Balance	13,053,905	14,113,415

Share warrant obligation
Beginning Balance	30,871,444	31,549,033
Fair value adjustment	(27,017,056)	492,091
Foreign currency translation adjustment	(465,502)	(1,169,680)
Ending Balance	3,388,886	30,871,444

Disclosure of Fair Value of Private Warrants	The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	September 30, 2022	December 31, 2021

Exercise price ($)	11.50	11.50
Share price ($)	2.86	9.94
Volatility	47%	40%
Risk-free interest rate	3.59%	1.27%
Expected warrant life (years)	3.58	4.33
The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the nine months ended September 30, 2022 and year ended December 31, 2021. There were no stock option grants during the three months ended September 30, 2022.

	September 30, 2022	December 31, 2021
Expected dividends per share (CA$)	—	—
Exercise price (CA$)	6.94	21.86
Share price (CA$)	6.94	21.86
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	2.78%	1.16%
Expected option life (years)	7.50	7.50

Disclosure of Warrant Obligations
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2022	42,961,675	32,392,815	75,354,490
Fair value adjustment	(28,672,713)	(30,344,164)	(59,016,877)
Exercised	(348)	—	(348)
Foreign currency translation adjustment	(1,004,609)	(303,910)	(1,308,519)
Balance at September 30, 2022	13,284,005	1,744,741	15,028,746

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at May 6, 2021	95,836,032	73,616,827	169,452,859
Fair value adjustment	(48,935,404)	(37,352,590)	(86,287,994)
Exercised	—	(442)	(442)
Foreign currency translation adjustment	(3,938,953)	(3,870,980)	(7,809,933)
Balance at December 31, 2021	42,961,675	32,392,815	75,354,490